Note 3 - Summary of Significant Accounting Policies (Details Textual)							1 Months Ended		12 Months Ended
	Nov. 05, 2021 shares	Aug. 23, 2021 CAD ($) shares	Mar. 11, 2021 shares	Feb. 28, 2021	Dec. 04, 2020 CAD ($) shares	Dec. 04, 2020 USD ($) shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2021
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by company	14.90%	27.60%
Ely Gold Royalties Inc. [member] | Gold Royalty Corp [member]
Statement Line Items [Line Items]
Common shares issued for acquisition (in shares)		30,902,176
Cash flows used in obtaining control of subsidiaries or other businesses, investing activities | $		$ 84,000,000.0
Abitibi Royalties Inc. [member] | Gold Royalty Corp [member]
Statement Line Items [Line Items]
Common shares issued for acquisition (in shares)	31,625,931
Golden Valley Mines and Royalties Ltd. [member] | Gold Royalty Corp [member]
Statement Line Items [Line Items]
Common shares issued for acquisition (in shares)	29,478,269
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares)			500,000		1,325,000	1,325,000
Issue of equity					$ 3,722,145	$ 2,848,750
Proportion of ownership interests held by company				87.60%			48.10%	48.10%
Initial public offering [member]
Statement Line Items [Line Items]
Issue of equity, number of units (in shares)							18,000,000	18,000,000
Issue of units, price per unit (in CAD per share) | $ / shares							$ 5.00
Issue of equity, number of shares (in shares)							721,347	721,347
Number of warrants issued (in shares)							1,350,000	1,350,000
Issue of equity							$ 117,300,000	$ 94,500,000
Units issued, number of shares per unit (in shares)							1	1
Units issued, number of warrants (in shares)							0.50	0.50
Buildings and camp structures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									5 years
Buildings and camp structures [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									20 years
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									5 years
Vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									5 years
Furniture and fixtures [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									5 years
Computer equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									3 years
Computer software [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)									1 year